STATEMENT OF CHANGES IN EQUITY - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Capital	Retained Earnings (Accumulated Deficit)	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Total Micron Shareholders' Equity	Noncontrolling Interests in Subsidiaries
Balance (in shares) at Aug. 29, 2013		1,044
Balance at Aug. 29, 2013	$ 10,006	$ 104	$ 9,187	$ (212)	$ 0	$ 63	$ 9,142	$ 864
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	3,079			3,045			3,045	34
Other comprehensive income (loss), net	(7)					(7)	(7)
Stock issued under stock plans (in shares)		36
Stock issued under stock plans	266	$ 4	262				266
Stock-based compensation expense	115		115				115
Contributions from noncontrolling interests	102						0	102
Distributions to noncontrolling interests	(18)						0	(18)
Acquisitions of noncontrolling interests	(146)		34				34	(180)
Repurchase and retirement of stock (in shares)		(4)
Repurchase and retirement of stock	(76)	$ (1)	(33)	(42)			(76)
Settlement of capped calls and share retirement (in shares)		(3)
Settlement of capped calls and share retirement	0	$ 0	62	(62)			0
Redeemable convertible notes	(68)		(68)				(68)
Exchange, conversion, and repurchase of convertible notes	(1,691)		(1,691)				(1,691)
Balance (in shares) at Aug. 28, 2014		1,073
Balance at Aug. 28, 2014	11,562	$ 107	7,868	2,729	0	56	10,760	802
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	2,899			2,899			2,899	0
Other comprehensive income (loss), net	(44)					(43)	(43)	(1)
Stock issued under stock plans (in shares)		13
Stock issued under stock plans	74	$ 1	73				74
Stock-based compensation expense	168		168				168
Contributions from noncontrolling interests	142						0	142
Distributions to noncontrolling interests	(6)						0	(6)
Repurchase and retirement of stock (in shares)		(2)
Repurchase and retirement of stock	(53)	$ 0	(13)	(40)			(53)
Repurchase of treasury stock	(831)				(831)		(831)
Settlement of capped calls	0		50		(50)		0
Redeemable convertible notes	19		19				19
Exchange, conversion, and repurchase of convertible notes	$ (691)		(691)				(691)
Balance (in shares) at Sep. 03, 2015	1,084	1,084
Balance at Sep. 03, 2015	$ 13,239	$ 108	7,474	5,588	(881)	13	12,302	937
Balance (in shares) at Aug. 28, 2014		1,073
Balance at Aug. 28, 2014	$ 11,562	$ 107	7,868	2,729	0	56	10,760	802
Balance (in shares) at Sep. 01, 2016	1,094	1,094
Balance at Sep. 01, 2016	$ 12,928	$ 109	7,736	5,299	(1,029)	(35)	12,080	848
Balance (in shares) at Sep. 03, 2015	1,084	1,084
Balance at Sep. 03, 2015	$ 13,239	$ 108	7,474	5,588	(881)	13	12,302	937
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(275)			(276)			(276)	1
Other comprehensive income (loss), net	(48)					(48)	(48)	0
Stock issued under stock plans (in shares)		11
Stock issued under stock plans	48	$ 1	47				48
Stock-based compensation expense	191		191				191
Contributions from noncontrolling interests	37						0	37
Distributions to noncontrolling interests	(34)						0	(34)
Acquisitions of noncontrolling interests	(93)						0	(93)
Repurchase and retirement of stock (in shares)		(1)
Repurchase and retirement of stock	(23)	$ 0	(10)	(13)			(23)
Repurchase of treasury stock	(125)				(125)		(125)
Settlement of capped calls	0		23		(23)		0
Redeemable convertible notes	49		49				49
Exchange, conversion, and repurchase of convertible notes	$ (38)		(38)				(38)
Balance (in shares) at Sep. 01, 2016	1,094	1,094
Balance at Sep. 01, 2016	$ 12,928	$ 109	$ 7,736	$ 5,299	$ (1,029)	$ (35)	$ 12,080	$ 848